Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Entity Registrant Name	Dogness (International) Corp
Entity Central Index Key	0001707303
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Common Class A [Member]
Entity Common Stock, Shares Outstanding	16,844,631
Class B Common Shares [Member]
Entity Common Stock, Shares Outstanding	9,069,000